VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIE)

4.	VARIABLE INTEREST ENTITIES ("VIE")

As of December 31, 2015, we leased five vessels from VIEs under finance leases, of which four were with ICBC Finance Leasing Co. Ltd (''ICBCL'') entities and one with a subsidiary of CMBL. Each of the ICBCL and CMBL entities are wholly-owned, newly formed special purpose vehicles (“SPVs”).

ICBCL Lessor VIEs
Commencing in October 2014, we sold the Golar Glacier, followed by the remaining three newbuilds (the Golar Kelvin, Golar Snow and Golar Ice) to ICBCL entities in the first quarter of 2015. The vessels were simultaneously leased back on bareboat charters for a term of ten years. We have several options to repurchase the vessels at fixed predetermined amounts during the charter periods with the earliest date from the fifth year anniversary of commencement of the bareboat charter, and an obligation to purchase the assets at the end of the ten year lease period.

CMBL Lessor VIE
In November 2015, we sold the Golar Tundra to a CMBL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investments in the above ICBCL and CMBL SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements we have concluded that we are the primary beneficiary of these VIEs and accordingly, these VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels, as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. The equity attributable to ICBCL and CMBL in their respective VIEs are included in non-controlling interests in our consolidated results. As of December 31, 2015 and 2014, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	194.1	November 2018	101.8	November 2025

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2015, are shown below:

(in $ thousands)	2016	2017	2018	2019	2020	2021+
Golar Glacier	17,147	17,100	17,100	17,100	17,147	64,137
Golar Kelvin	17,147	17,100	17,100	17,100	17,147	66,995
Golar Snow	17,147	17,100	17,100	17,100	17,147	66,995
Golar Ice	17,147	17,100	17,100	17,100	17,147	69,899
Golar Tundra	12,729	12,729	12,729	12,729	12,729	61,522

The assets and liabilities of the ICBCL and CMBL lessor VIEs that most significantly impact our consolidated balance sheet as of December 31, 2015 and 2014, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	2015	2014
Assets						Total	Total
Restricted cash and short term receivables (see note 21)	7,132	16,942	8,648	2,728	—	35,450	—
Restricted cash - held-for-sale current assets (1) (see note 19)	—	—	—	—	3,618	3,618	—
	7,132	16,942	8,648	2,728	3,618	39,068	—

Liabilities
Debt:
Short-term interest bearing debt (see note 27)	31,826	182,540	22,566	172,046	—	408,978	31,826
Long-term interest bearing debt - current portion (see note 27)	7,650	—	8,000	—	—	15,650	7,650
Long-term interest bearing debt - non-current portion (see note 27)	137,700	—	148,000	—	—	285,700	145,350
Short-term interest bearing debt - held-for-sale (1) (see note 19)	—	—	—	—	201,725	201,725	—
	177,176	182,540	178,566	172,046	201,725	912,053	184,826

(1)
The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as “held-for-sale” in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners (see note 19).